Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities
Schedule of Subsidiaries and VIEs

The Group’s primary subsidiaries, VIE as of December 31, 2016 is set out below:

Direct subsidiaries	Equity interest held	Place and date of incorporation
Jumei Hongkong Limited (“Jumei Hongkong”)	100%	Hong Kong, September 6, 2010
Jumei Hongkong Holding Limited (“Jumei Hongkong Holding”)	100%	Hong Kong, March 25, 2014
Beijing Silvia Technology Service Co., Ltd. (“Beijing Jumei”)	100%	China, March 4, 2011
Shanghai Jumeiyoupin Technology Co., Ltd. (“Shanghai Jumei”) (Formerly known as Shanghai Paddy Commerce and Trade Co., Ltd.)	100%	China, June 19, 2012
Chengdu Jumeiyoupin Science and Technology Co., Ltd. (“Chengdu Jumei”)	100%	China, July 19, 2012
Tianjin Cyril Information Technology Co., Ltd. (“Tianjin Cyril”)	100%	China, March 22, 2013
Tianjin Qianmei International Trading Co., Ltd. (“Tianjin Qianmei”)	100%	China, March 25, 2013
Tianjin Jumeiyoupin Technology Co., Ltd. (“Tianjin Jumei”) (Formerly known as Tianjin Venus Technology Co., Ltd.)	100%	China, December 30, 2013
Zhengzhou Venus Information Technology Co., Ltd. (“Zhengzhou Venus”)	100%	China, August 26, 2014
Suzhou Jumeiyoupin Technology Co., Ltd. (“Suzhou Jumei”)	100%	China, October 15, 2014

VIE	Equity interest indirectly held	Place and date of incorporation
Reemake Media Co., Ltd. (“Reemake Media”)	100%	China, August 5, 2009

Schedule of Information about VIEs

	As of December 31,
	2015	2016
	RMB	RMB
Total assets	665,658	567,839
Less: loans receivable	(549,145)	(73,330)

Total assets excluding loans receivable	116,513	494,509

Total liabilities	630,690	525,230
Less: inter-company payable	(474,236)	(414,163)

Total liabilities excluding inter-company payable	156,454	111,067

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Total net revenue	664,287	869,959	531,945
Net loss	(23,635)	(44,150)	(23,466)

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	(140,513)	53,880	(132,616)
Net cash provided by/(used in) investing activities	(26,787)	(568,638)	60,174
Net cash provided by financing activities	—	551,800	29,000
Net increase/(decrease) in cash and cash equivalents	(167,300)	37,042	(43,442)
Cash and cash equivalents at the beginning of the year	177,849	10,549	47,591
Cash and cash equivalents at the end of the year	10,549	47,591	4,149